Schedule of Investments (unaudited) March 31, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Azerbaijan — 1.0%
Southern Gas Corridor CJSC, 6.88%, 03/24/26	USD	224	$265,037

Brazil — 0.4%
Suzano Austria GmbH, 3.75%, 01/15/31		105	108,402

Chile — 1.5%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29		200	205,750
3.75%, 01/15/31		200	216,000

			421,750

China — 1.0%
Sinopec Group Overseas Development Ltd., 2.75%, 09/29/26		263	275,410

Kazakhstan — 0.9%
KazMunayGas National Co. JSC, 6.38%, 10/24/48		200	254,020

Malaysia — 1.6%
Petronas Capital Ltd. 3.50%, 03/18/25		200	215,950
3.50%, 04/21/30		200	213,610

			429,560

Mexico — 3.5%
Petroleos Mexicanos 4.25%, 01/15/25		100	99,978
4.50%, 01/23/26		68	67,255
6.50%, 03/13/27		110	114,469
6.84%, 01/23/30		130	131,449
5.63%, 01/23/46		50	39,743
6.75%, 09/21/47		150	127,530
6.35%, 02/12/48		254	209,232
6.95%, 01/28/60		207	176,726

			966,382

Netherlands — 0.7%
MDGH - GMTN BV, 2.88%, 05/21/30		200	206,438

Turkey — 0.7%
Turkiye Vakiflar Bankasi TAO, 6.50%, 01/08/26		200	191,000

United Arab Emirates — 0.8%
DP World Crescent Ltd., 3.75%, 01/30/30		200	207,500

Venezuela(a)(b) — 0.4%
Petroleos de Venezuela SA 9.00%, 11/17/21		435	19,046
12.75%, 02/17/22		441	19,316
6.00%, 05/16/24		945	41,341
6.00%, 11/15/26		213	9,311
9.75%, 05/17/35		746	32,632

			121,646

Total Corporate Bonds — 12.5% (Cost: $4,197,952)			3,447,145

Security		Par (000)	Value

Foreign Agency Obligations

Angola — 2.1%
Angolan Government International Bond
8.25%, 05/09/28	USD	400	$382,750
9.38%, 05/08/48		210	197,466

			580,216

Argentina — 1.5%
Argentine Republic Government International Bond
0.50%, 11/17/21		252	83,791
2.00%, 05/16/24		94	34,162
1.00%, 07/09/29		144	51,750
1.13%, 07/09/35		548	161,606
1.13%, 07/09/46		222	67,889

			399,198

Bahrain — 1.5%
Bahrain Government International Bond
6.75%, 09/20/29		200	217,375
5.63%, 09/30/31		200	197,375

			414,750

Brazil — 2.6%
Brazilian Government International Bond
4.63%, 01/13/28		200	211,500
3.88%, 06/12/30		310	300,506
5.00%, 01/27/45		200	189,688

			701,694

Chile — 1.5%
Chile Government International Bond, 2.55%, 01/27/32		400	403,250

China — 0.8%
China Government Bond, 2.64%, 08/13/22	CNY	100	15,211
Export-Import Bank of China, 2.63%, 03/14/22	USD	200	203,750

			218,961

Colombia — 3.2%
Colombia Government International Bond
2.63%, 03/15/23		200	205,125
4.50%, 01/28/26		200	219,375
5.63%, 02/26/44		400	453,500

			878,000

Costa Rica — 1.4%
Costa Rica Government International Bond
6.13%, 02/19/31		200	201,062
7.16%, 03/12/45		200	193,313

			394,375

Dominican Republic — 2.1%
Dominican Republic International Bond
4.50%, 01/30/30		150	150,703
6.85%, 01/27/45		250	276,094
6.50%, 02/15/48		150	158,906

			585,703

Ecuador(c) — 1.1%
Ecuador Government International Bond
5.00%, 07/31/30		135	79,004
1.00%, 07/31/35		372	170,165
0.50%, 07/31/40		115	50,466

			299,635

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Egypt — 6.5%
Egypt Government Bond
14.05%, 07/21/22	EGP	2,180	$138,940
13.77%, 01/05/24		1,300	81,498
13.56%, 01/14/30		1,650	97,446
14.66%, 10/06/30		1,680	106,017
Egypt Government International Bond
5.25%, 10/06/25	USD	200	207,250
7.63%, 05/29/32		200	204,125
7.90%, 02/21/48		200	187,813
8.88%, 05/29/50		300	306,187
7.50%, 02/16/61		510	459,637

			1,788,913

El Salvador — 1.0%
El Salvador Government International Bond
5.88%, 01/30/25		78	77,610
6.38%, 01/18/27		53	52,072
7.65%, 06/15/35		140	136,850

			266,532

Gabon — 1.5%
Gabon Government International Bond, 6.95%, 06/16/25		400	415,625

Ghana — 4.6%
Ghana Government International Bond
7.63%, 05/16/29		405	396,647
8.13%, 03/26/32		200	192,750
7.88%, 02/11/35		200	186,063
Republic of Ghana Government Bonds
20.75%, 01/16/23	GHS	580	104,781
17.60%, 02/20/23		892	154,111
8.63%, 04/07/34	USD	235	230,793

			1,265,145

Guatemala — 0.8%
Guatemala Government Bond, 4.50%, 05/03/26		200	215,313

Hungary — 0.2%
Hungary Government International Bond, 7.63%, 03/29/41		40	64,688

Indonesia — 4.4%
Indonesia Government International Bond
2.85%, 02/14/30		600	610,875
1.85%, 03/12/31		400	384,000
4.75%, 07/18/47		200	225,250

			1,220,125

Ivory Coast — 0.3%
Ivory Coast Government International Bond, 5.75%, 12/31/32.		78	77,424

Jamaica — 0.8%
Jamaica Government International Bond, 6.75%, 04/28/28		200	233,937

Jordan — 1.7%
Jordan Government International Bond, 5.85%, 07/07/30		450	457,875

Kenya — 0.8%
Kenya Government International Bond, 7.25%, 02/28/28		200	210,438

Security		Par (000)	Value

Lebanon(a)(b) — 0.2%
Lebanon Government International Bond
6.00%, 01/27/23	USD	60	$6,881
6.65%, 04/22/24		150	16,734
6.20%, 02/26/25		140	15,969
6.60%, 11/27/26		130	14,869
6.65%, 02/26/30		80	8,925

			63,378

Mexico — 2.6%
Mexico Government International Bond
4.75%, 04/27/32		400	443,375
5.00%, 04/27/51		240	259,650

			703,025

Morocco — 0.7%
Morocco Government International Bond, 3.00%, 12/15/32.		200	187,250

Nigeria — 3.8%
Nigeria Government International Bond
7.63%, 11/21/25		200	225,125
6.50%, 11/28/27		200	205,625
7.14%, 02/23/30		200	203,625
7.88%, 02/16/32		400	411,250

			1,045,625

Oman — 3.8%
Oman Government International Bond
5.63%, 01/17/28		200	206,687
6.00%, 08/01/29		220	228,525
6.50%, 03/08/47		200	188,500
6.75%, 01/17/48		450	432,141

			1,055,853

Panama — 2.3%
Panama Government International Bond
3.88%, 03/17/28		200	218,000
3.16%, 01/23/30		200	207,875
4.50%, 04/01/56		200	219,437

			645,312

Peru — 1.9%
Corp. Financiera De Desar, 2.40%, 09/28/27		200	196,750
Peruvian Government International Bond
3.30%, 03/11/41		100	97,750
5.63%, 11/18/50		102	135,405
3.23%, 07/28/21		102	82,269

			512,174

Philippines — 1.4%
Philippine Government International Bond, 3.00%, 02/01/28		363	384,210

Qatar — 2.7%
Qatar Government International Bond
3.75%, 04/16/30		450	503,719
4.82%, 03/14/49		200	244,875

			748,594

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Romania — 1.5%
Romanian Government International Bond 3.00%, 02/14/31	USD	286	$286,268
2.63%, 12/02/40	EUR	100	116,097

			402,365

Russia — 2.5%
Russian Foreign Bond - Eurobond 4.25%, 06/23/27	USD	400	437,800
5.25%, 06/23/47		200	237,875

			675,675

Saudi Arabia — 3.7%
Saudi Government International Bond
4.38%, 04/16/29		200	227,687
2.75%, 02/03/32		400	399,500
2.25%, 02/02/33		400	376,625

			1,003,812

Senegal — 0.7%
Senegal Government International Bond, 6.25%, 05/23/33.		200	198,688

South Africa — 2.9%
Republic of South Africa Government International Bond
4.30%, 10/12/28		400	394,125
4.85%, 09/30/29		200	200,813
5.88%, 06/22/30		200	214,312

			809,250

Sri Lanka — 0.9%
Sri Lanka Government International Bond
6.13%, 06/03/25		200	126,000
6.20%, 05/11/27		200	121,687

			247,687

Turkey — 2.1%
Turkey Government International Bond
5.25%, 03/13/30		200	177,625
5.95%, 01/15/31		260	235,300
5.75%, 05/11/47		200	162,250

			575,175

Ukraine — 5.8%
Ukraine Government International Bond
7.75%, 09/01/24		300	323,156
7.75%, 09/01/25		430	466,120
7.75%, 09/01/27		200	213,312
7.25%, 03/15/33		200	198,875
0.00%, 05/31/40(d)		384	393,825

			1,595,288

Security		Par (000)	Value

United Arab Emirates — 0.8%
Abu Dhabi Government International Bond, 3.88%, 04/16/50.	USD	200	$217,313

Uruguay — 1.4%
Uruguay Government International Bond
4.38%, 10/27/27		120	136,275
4.13%, 11/20/45		26	29,427
5.10%, 06/18/50		160	197,950
4.98%, 04/20/55		21	25,369

			389,021

Zambia — 0.4%
Zambia Government International Bond, 8.97%, 07/30/27(a)(b)		200	112,188

Total Foreign Agency Obligations — 82.5% (Cost: $22,733,084)			22,663,680

Total Long-Term Investments — 95.0% (Cost: $26,931,036)			26,110,825

		Shares

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.03%(e)(f)		1,221,943	1,221,943

Total Short-Term Securities — 4.5% (Cost: $1,221,943)			1,221,943

Total Investments — 99.5% (Cost: $28,152,979)			27,332,768

Other Assets Less Liabilities — 0.5%			145,298

Net Assets — 100.0%			$27,478,066

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,056,253	$165,690	(a)	$—	$—	$—	$1,221,943	1,221,943	$105	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro Bund	3	06/08/21	$725	$2,178
Long U.S. Treasury Bond	8	06/21/21	1,237	9,878

				$12,056

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,454,603	USD	249,456	Natwest Markets PLC	04/22/21	$8,707
MXN	2,884,034	USD	134,890	BNP Paribas S.A.	04/22/21	5,965
RUB	3,573,400	USD	46,806	UBS AG	04/22/21	359
TRY	278,600	USD	32,320	UBS AG	04/22/21	909
USD	16,806	CNH	110,000	Natwest Markets PLC	04/22/21	69
USD	101,146	EUR	85,000	BNP Paribas S.A.	04/22/21	1,434
USD	11,786	EUR	10,000	Morgan Stanley & Co. International PLC	04/22/21	55
USD	11,837	EUR	10,000	Morgan Stanley & Co. International PLC	04/22/21	106
USD	11,894	EUR	10,000	Morgan Stanley & Co. International PLC	04/22/21	164
USD	11,952	EUR	10,000	Morgan Stanley & Co. International PLC	04/22/21	221
USD	42,450	TRY	350,000	BNP Paribas S.A.	04/22/21	704
USD	52,677	TRY	404,500	Deutsche Bank AG	04/22/21	4,431
USD	472,994	TRY	3,684,581	Natwest Markets PLC	04/22/21	33,524
USD	27,509	TRY	226,950	UBS AG	04/22/21	440
USD	60,827	TRY	500,000	UBS AG	04/22/21	1,191
USD	88,566	TRY	732,000	UBS AG	04/22/21	1,259
ZAR	2,102,194	USD	135,719	UBS AG	04/22/21	6,386
UAH	1,081,900	USD	37,256	BNP Paribas S.A.	05/11/21	1,287
UAH	1,081,900	USD	37,256	BNP Paribas S.A.	05/11/21	1,287

						68,498

BRL	790,000	USD	142,823	BNP Paribas S.A.	04/22/21	(2,613)
BRL	647,975	USD	117,809	Goldman Sachs International	04/22/21	(2,807)
BRL	121,025	USD	22,003	Morgan Stanley & Co. International PLC	04/22/21	(524)
EUR	10,000	USD	11,783	Barclays Bank PLC	04/22/21	(52)
EUR	10,000	USD	11,735	Goldman Sachs International	04/22/21	(5)
EUR	10,000	USD	11,932	Morgan Stanley & Co. International PLC	04/22/21	(201)
EUR	10,000	USD	11,955	UBS AG	04/22/21	(224)
MXN	4,250,000	USD	207,881	Bank of America N.A.	04/22/21	(313)
RUB	20,675,578	USD	278,126	Bank of America N.A.	04/22/21	(5,228)
TRY	666,700	USD	86,425	Bank of America N.A.	04/22/21	(6,906)
TRY	389,700	USD	51,391	Credit Suisse International	04/22/21	(4,911)
TRY	520,000	USD	70,210	Natwest Markets PLC	04/22/21	(8,188)
TRY	427,841	USD	51,055	UBS AG	04/22/21	(25)
TRY	1,060,000	USD	142,617	UBS AG	04/22/21	(16,188)
USD	8,053	MXN	166,912	Goldman Sachs International	04/22/21	(98)
USD	66,358	MXN	1,374,000	Morgan Stanley & Co. International PLC	04/22/21	(748)
USD	117,058	MXN	2,426,088	Morgan Stanley & Co. International PLC	04/22/21	(1,431)

						(50,462)

						$18,036

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Emerging Markets Bond Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Bank of America N.A.	06/20/26	USD	282	$4,782	$4,489	$293
Republic of Saudi Arabia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/26	USD	288	(4,319)	(4,357)	38
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	344	57,118	36,411	20,707

							$57,581	$36,543	$21,038

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$3,447,145	$—	$3,447,145
Foreign Agency Obligations.	—	22,663,680	—	22,663,680
Short-Term Securities
Money Market Funds	1,221,943	—	—	1,221,943

	$1,221,943	$26,110,825	$—	$27,332,768

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$21,038	$—	$21,038
Foreign Currency Exchange Contracts	—	68,498	—	68,498
Interest Rate Contracts	12,056	—	—	12,056
Liabilities
Foreign Currency Exchange Contracts	—	(50,462)	—	(50,462)

	$12,056	$39,074	$—	$51,130

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E S O F I NV E ST M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Emerging Markets Bond Fund

Currency Abbreviation

BRL	Brazilian Real
CNH	Chinese Yuan
CNY	Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation

GMTN	Global Medium-Term Note
JSC	Joint Stock Company

6